Other Long-term Liabilities (Details 3) $ in Thousands	Dec. 31, 2019 CAD ($)
2020 [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	$ 3,124
2021 [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	2,838
2022 [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	2,580
2023 [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	2,519
2024 [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	2,485
Thereafter [Member]
Statement Line Items [Line Items]
Maturity analysis lease liabilities	$ 28,963